Segmented Information - Geographic Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets
Revenues	$ 5,565	$ 5,570
Property, plant and equipment	10,888	10,125
Operating right-of-use assets	372	170
CANADA
Revenues from External Customers and Long-Lived Assets
Revenues	1,512	1,245
Property, plant and equipment	3,149	2,682
Operating right-of-use assets	293	85
United States
Revenues from External Customers and Long-Lived Assets
Revenues	4,053	4,325
Property, plant and equipment	7,739	7,443
Operating right-of-use assets	$ 79	$ 85